Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Gains (Losses) before income tax expense (benefit)	¥ (240,798)	¥ (72,844)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(32,367)	17,415
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) before income tax expense (benefit)	(273,165)	(55,429)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) before income tax expense (benefit)	3,082	(575)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(377)	458
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	2,705	(117)
Pension liability adjustments, Gains (Losses) before income tax expense (benefit)	(26,524)	(33,939)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	22,941	14,870
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	(3,583)	(19,069)
Foreign currency translation adjustments, Gains (Losses) before income tax expense (benefit)	(61,667)	(82,790)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	44,951	20,368
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	(16,716)	(62,422)
Other comprehensive income / loss, Gains (Losses) before income tax expense (benefit)	(290,759)	(137,037)
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Income tax (expense) benefit	91,449	30,253
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	10,500	(7,232)
Net unrealized holding gains / losses on investment securities, Total, Income tax (expense) benefit	101,949	23,021
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(1,184)	261
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	148	(180)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(1,036)	81
Pension liability adjustments, Income tax (expense) benefit	9,747	14,383
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(7,200)	(6,015)
Pension liability adjustments, Total, Income tax (expense) benefit	2,547	8,368
Foreign currency translation adjustments, Income tax (expense) benefit	8,589	9,442
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(17,548)	(7,014)
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(8,959)	2,428
Other comprehensive income / loss, Income tax (expense) benefit	94,501	33,898
Net income before attribution of noncontrolling interests	613,086	195,210
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Gains (Losses) net of income tax expense (benefit)	(149,349)	(42,591)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(21,867)	10,183
Net unrealized gains / losses on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	(171,216)	(32,408)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) net of income tax expense (benefit)	1,898	(314)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(229)	278
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	1,669	(36)
Pension liability adjustments, Gains (Losses) net of income tax expense (benefit)	(16,777)	(19,556)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	15,741	8,855
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(1,036)	(10,701)
Foreign currency translation adjustments, Gains (Losses) net of income tax expense (benefit)	(53,078)	(73,348)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	27,403	13,354
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(25,675)	(59,994)
Other comprehensive income / loss, Gains (Losses) net of income tax expense (benefit)	(196,258)	(103,139)
Comprehensive income	416,828	92,071
Net income attributable to noncontrolling interests	17,074	4,246
Other comprehensive income attributable to noncontrolling interests	1,929	754
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 397,825	¥ 87,071